Distribution Date:	09/13/24	JPMCC Commerical Mortgage Securities Trust 2019-COR5
Determination Date:	09/09/24
Next Distribution Date:	10/16/24
Record Date:	08/30/24	Commercial Mortgage Pass-Through Certificates
Series 2019-COR5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 272-6858
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Building 82, Suite 700 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	18
			Attention: JPMCC 2019-COR5 Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22-25				trustadministrationgroup@computershare.com
Modified Loan Detail	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46591EAQ0	2.337200%	14,650,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46591EAR8	3.149900%	66,432,000.00	40,993,521.94	0.00	107,604.58	0.00	0.00	107,604.58	40,993,521.94	31.91%	30.00%
A-3	46591EAS6	3.123400%	162,850,000.00	162,850,000.00	0.00	423,871.41	0.00	0.00	423,871.41	162,850,000.00	31.91%	30.00%
A-4	46591EAT4	3.386100%	218,498,000.00	218,498,000.00	0.00	616,546.73	0.00	0.00	616,546.73	218,498,000.00	31.91%	30.00%
A-SB	46591EAU1	3.219000%	26,615,000.00	25,385,562.12	399,689.85	68,096.77	0.00	0.00	467,786.62	24,985,872.27	31.91%	30.00%
A-S	46591EAV9	3.669200%	57,638,000.00	57,638,000.00	0.00	176,237.79	0.00	0.00	176,237.79	57,638,000.00	23.13%	21.75%
B	46591EAW7	3.871000%	34,932,000.00	34,932,000.00	0.00	112,684.81	0.00	0.00	112,684.81	34,932,000.00	17.81%	16.75%
C	46591EAX5	3.750000%	30,565,000.00	30,565,000.00	0.00	95,515.62	0.00	0.00	95,515.62	30,565,000.00	13.16%	12.38%
D	46591EAC1	3.000000%	17,000,000.00	17,000,000.00	0.00	42,500.00	0.00	0.00	42,500.00	17,000,000.00	10.57%	9.94%
E-RR	46591EAE7	4.916053%	17,059,000.00	17,059,000.00	0.00	69,885.79	0.00	0.00	69,885.79	17,059,000.00	7.98%	7.50%
F-RR	46591EAG2	4.916053%	16,592,000.00	16,592,000.00	0.00	67,972.62	0.00	0.00	67,972.62	16,592,000.00	5.45%	5.13%
G-RR	46591EAJ6	4.916053%	6,987,000.00	6,987,000.00	0.00	28,623.72	0.00	0.00	28,623.72	6,987,000.00	4.39%	4.13%
H-RR*	46591EAL1	4.916053%	28,819,121.00	28,819,019.14	0.00	74,552.21	0.00	0.00	74,552.21	28,819,019.14	0.00%	0.00%
R	46591EAN7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			698,637,121.00	657,319,103.20	399,689.85	1,884,092.05	0.00	0.00	2,283,781.90	656,919,413.35

X-A	46591EAY3	1.609871%	546,683,000.00	505,365,084.06	0.00	677,977.23	0.00	0.00	677,977.23	504,965,394.21
X-B	46591EAZ0	1.101519%	65,497,000.00	65,497,000.00	0.00	60,121.82	0.00	0.00	60,121.82	65,497,000.00
X-D	46591EAA5	1.916053%	17,000,000.00	17,000,000.00	0.00	27,144.08	0.00	0.00	27,144.08	17,000,000.00
Notional SubTotal			629,180,000.00	587,862,084.06	0.00	765,243.13	0.00	0.00	765,243.13	587,462,394.21

Deal Distribution Total					399,689.85	2,649,335.18	0.00	0.00	3,049,025.03

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46591EAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46591EAR8	617.07493286	0.00000000	1.61977029	0.00000000	0.00000000	0.00000000	0.00000000	1.61977029	617.07493286
A-3	46591EAS6	1,000.00000000	0.00000000	2.60283334	0.00000000	0.00000000	0.00000000	0.00000000	2.60283334	1,000.00000000
A-4	46591EAT4	1,000.00000000	0.00000000	2.82174999	0.00000000	0.00000000	0.00000000	0.00000000	2.82174999	1,000.00000000
A-SB	46591EAU1	953.80657975	15.01746571	2.55858614	0.00000000	0.00000000	0.00000000	0.00000000	17.57605185	938.78911403
A-S	46591EAV9	1,000.00000000	0.00000000	3.05766664	0.00000000	0.00000000	0.00000000	0.00000000	3.05766664	1,000.00000000
B	46591EAW7	1,000.00000000	0.00000000	3.22583333	0.00000000	0.00000000	0.00000000	0.00000000	3.22583333	1,000.00000000
C	46591EAX5	1,000.00000000	0.00000000	3.12499984	0.00000000	0.00000000	0.00000000	0.00000000	3.12499984	1,000.00000000
D	46591EAC1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	46591EAE7	1,000.00000000	0.00000000	4.09671083	0.00000000	0.00000000	0.00000000	0.00000000	4.09671083	1,000.00000000
F-RR	46591EAG2	1,000.00000000	0.00000000	4.09671046	0.00000000	0.00000000	0.00000000	0.00000000	4.09671046	1,000.00000000
G-RR	46591EAJ6	1,000.00000000	0.00000000	4.09671103	0.00000000	0.00000000	0.00000000	0.00000000	4.09671103	1,000.00000000
H-RR	46591EAL1	999.99646554	0.00000000	2.58690090	1.50979518	25.38639156	0.00000000	0.00000000	2.58690090	999.99646554
R	46591EAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46591EAY3	924.42070461	0.00000000	1.24016520	0.00000000	0.00000000	0.00000000	0.00000000	1.24016520	923.68958649
X-B	46591EAZ0	1,000.00000000	0.00000000	0.91793242	0.00000000	0.00000000	0.00000000	0.00000000	0.91793242	1,000.00000000
X-D	46591EAA5	1,000.00000000	0.00000000	1.59671059	0.00000000	0.00000000	0.00000000	0.00000000	1.59671059	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	08/01/24 - 08/30/24	30	0.00	107,604.58	0.00	107,604.58	0.00	0.00	0.00	107,604.58	0.00
A-3	08/01/24 - 08/30/24	30	0.00	423,871.41	0.00	423,871.41	0.00	0.00	0.00	423,871.41	0.00
A-4	08/01/24 - 08/30/24	30	0.00	616,546.73	0.00	616,546.73	0.00	0.00	0.00	616,546.73	0.00
A-SB	08/01/24 - 08/30/24	30	0.00	68,096.77	0.00	68,096.77	0.00	0.00	0.00	68,096.77	0.00
X-A	08/01/24 - 08/30/24	30	0.00	677,977.23	0.00	677,977.23	0.00	0.00	0.00	677,977.23	0.00
X-B	08/01/24 - 08/30/24	30	0.00	60,121.82	0.00	60,121.82	0.00	0.00	0.00	60,121.82	0.00
X-D	08/01/24 - 08/30/24	30	0.00	27,144.08	0.00	27,144.08	0.00	0.00	0.00	27,144.08	0.00
A-S	08/01/24 - 08/30/24	30	0.00	176,237.79	0.00	176,237.79	0.00	0.00	0.00	176,237.79	0.00
B	08/01/24 - 08/30/24	30	0.00	112,684.81	0.00	112,684.81	0.00	0.00	0.00	112,684.81	0.00
C	08/01/24 - 08/30/24	30	0.00	95,515.63	0.00	95,515.63	0.00	0.00	0.00	95,515.62	0.00
D	08/01/24 - 08/30/24	30	0.00	42,500.00	0.00	42,500.00	0.00	0.00	0.00	42,500.00	0.00
E-RR	08/01/24 - 08/30/24	30	0.00	69,885.79	0.00	69,885.79	0.00	0.00	0.00	69,885.79	0.00
F-RR	08/01/24 - 08/30/24	30	0.00	67,972.62	0.00	67,972.62	0.00	0.00	0.00	67,972.62	0.00
G-RR	08/01/24 - 08/30/24	30	0.00	28,623.72	0.00	28,623.72	0.00	0.00	0.00	28,623.72	0.00
H-RR	08/01/24 - 08/30/24	30	685,295.06	118,063.18	0.00	118,063.18	43,510.97	0.00	0.00	74,552.21	731,613.49
Totals			685,295.06	2,692,846.16	0.00	2,692,846.16	43,510.97	0.00	0.00	2,649,335.18	731,613.49

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	3,049,025.03
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,703,670.80	Master Servicing Fee	2,942.24
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,660.25
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	283.01
ARD Interest	0.00	Operating Advisor Fee	1,749.89
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	189.26
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,703,670.80	Total Fees	10,824.65

Principal		Expenses/Reimbursements
Scheduled Principal	399,689.85	Reimbursement for Interest on Advances	108.49
Unscheduled Principal Collections		ASER Amount	16,981.70
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	26,420.78
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	399,689.85	Total Expenses/Reimbursements	43,510.97

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,649,335.18
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	399,689.85
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,049,025.03
Total Funds Collected	3,103,360.65	Total Funds Distributed	3,103,360.65

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	657,319,103.20	657,319,103.20	Beginning Certificate Balance	657,319,103.20
(-) Scheduled Principal Collections	399,689.85	399,689.85	(-) Principal Distributions	399,689.85
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	656,919,413.35	656,919,413.35	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	657,671,613.23	657,671,613.23	Ending Certificate Balance	656,919,413.35
Ending Actual Collateral Balance	657,360,232.66	657,360,232.66

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.92%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	23	72,699,052.77	11.07%	34	5.1628	2.032488	1.49 or less	9	228,538,954.05	34.79%	56	4.8594	1.191986
10,000,000 to 19,999,999		5	68,368,287.74	10.41%	56	4.6883	1.417650	1.50 to 1.75	6	87,316,283.20	13.29%	37	4.7324	1.581333
20,000,000 to 24,999,999		2	43,909,225.77	6.68%	55	4.8658	1.523188	1.76 to 2.00	7	126,013,380.64	19.18%	53	4.8625	1.889989
25,000,000 to 49,999,999		10	302,970,141.97	46.12%	49	4.9526	1.718695	2.01 to 2.25	3	64,362,446.91	9.80%	49	4.6018	2.087565
	50,000,000 or greater	3	168,972,705.10	25.72%	54	4.3074	1.923027	2.26 to 2.50	7	79,030,154.35	12.03%	51	5.0084	2.279380
	Totals	43	656,919,413.35	100.00%	50	4.7766	1.761581	2.51 to 2.75	8	65,293,932.69	9.94%	46	4.2250	2.681336
								2.76 or greater	3	6,364,261.51	0.97%	(8)	5.2551	2.983203
								Totals	43	656,919,413.35	100.00%	50	4.7766	1.761581
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	7,890,031.17	1.20%	53	5.1500	1.920000
							Lodging	4	35,000,000.00	5.33%	56	4.9580	1.310000
California	4	40,073,966.37	6.10%	56	4.7205	1.827135
							Mixed Use	13	39,810,166.91	6.06%	27	4.8071	1.926277
Florida	5	110,674,376.68	16.85%	52	4.9888	2.099672
							Mobile Home Park	3	16,537,033.42	2.52%	54	5.0297	2.332018
Idaho	1	11,412,646.12	1.74%	53	4.8740	1.580000
							Multi-Family	73	191,462,466.34	29.15%	44	4.8439	1.976375
Illinois	43	66,471,219.02	10.12%	53	4.5964	2.042032
							Office	29	256,664,551.40	39.07%	55	4.6283	1.634882
Louisiana	1	18,602,500.00	2.83%	56	4.9580	1.310000
							Other	1	281,503.70	0.04%	53	4.5540	2.080000
Michigan	1	3,623,797.84	0.55%	53	5.1500	1.920000
							Retail	6	117,163,691.62	17.84%	54	4.8916	1.685788
Nebraska	1	25,556,515.43	3.89%	56	4.7000	1.300000
							Totals	129	656,919,413.35	100.00%	50	4.7766	1.761581
New Jersey	1	9,515,482.37	1.45%	56	5.1000	0.580000

New York	38	160,958,375.04	24.50%	37	4.4017	1.895650

North Carolina	3	38,272,500.00	5.83%	55	4.9521	1.472963

Oregon	2	20,814,406.80	3.17%	55	4.6070	1.895073

Pennsylvania	1	2,523,578.96	0.38%	53	5.1500	1.920000

Texas	3	38,390,068.27	5.84%	55	4.8298	1.346658

Utah	2	55,909,225.77	8.51%	54	4.9697	1.683479

Virginia	22	46,230,723.55	7.04%	55	5.3000	1.320000

Totals	129	656,919,413.35	100.00%	50	4.7766	1.761581

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.41400% or less	3	121,424,602.08	18.48%	55	4.1878	1.845152	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.41401% to 4.91400%	9	236,947,652.02	36.07%	48	4.6894	1.773443	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.91401% or greater	31	298,547,159.25	45.45%	49	5.0852	1.718177	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	656,919,413.35	100.00%	50	4.7766	1.761581	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	43	656,919,413.35	100.00%	50	4.7766	1.761581
								Totals	43	656,919,413.35	100.00%	50	4.7766	1.761581
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	43	656,919,413.35	100.00%	50	4.7766	1.761581	Interest Only	28	387,029,173.29	58.92%	46	4.7447	2.017207
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	359 months or less	15	269,890,240.06	41.08%	55	4.8223	1.395006
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	656,919,413.35	100.00%	50	4.7766	1.761581	Totals	43	656,919,413.35	100.00%	50	4.7766	1.761581
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	43	656,919,413.35	100.00%	50	4.7766	1.761581			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	656,919,413.35	100.00%	50	4.7766	1.761581
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30502589	OF	Brooklyn	NY	Actual/360	4.390%	223,318.01	101,792.74	0.00	N/A	05/06/29	--	59,074,497.84	58,972,705.10	09/06/24
2A1	30502262	Various Chicago		IL	Actual/360	4.554%	235,290.00	0.00	0.00	N/A	02/06/29	--	60,000,000.00	60,000,000.00	09/06/24
3A1	30316378	MF	Davie	FL	Actual/360	4.992%	128,971.16	0.00	0.00	N/A	01/06/29	--	30,000,000.00	30,000,000.00	08/06/24
3A2	30316379				Actual/360	4.992%	128,971.16	0.00	0.00	N/A	01/06/29	--	30,000,000.00	30,000,000.00	08/06/24
4A12A	30502512	OF	New York	NY	Actual/360	3.914%	168,519.44	0.00	0.00	N/A	03/11/29	--	50,000,000.00	50,000,000.00	08/11/24
5A1	30502172	OF	Various	VA	Actual/360	5.300%	169,024.93	50,707.36	0.00	N/A	04/06/29	--	37,035,286.20	36,984,578.84	08/06/24
5A5	30502641				Actual/360	5.300%	42,256.23	12,676.84	0.00	N/A	04/06/29	--	9,258,821.51	9,246,144.67	08/06/24
6	30502802	LO	Various	Various	Actual/360	4.958%	149,428.61	0.00	0.00	N/A	05/01/29	--	35,000,000.00	35,000,000.00	09/01/24
7	30502230	RT	Lehi	UT	Actual/360	4.900%	135,022.22	0.00	0.00	N/A	03/06/29	--	32,000,000.00	32,000,000.00	09/06/24
8	30501946	RT	Margate	FL	Actual/360	4.900%	131,295.56	37,740.90	0.00	N/A	01/06/29	--	31,116,788.60	31,079,047.70	09/06/24
9A1	30502265	MF	Various	Various	Actual/360	5.150%	128,606.94	0.00	0.00	N/A	02/01/29	--	29,000,000.00	29,000,000.00	09/01/24
10	30502534	OF	Charlotte	NC	Actual/360	4.950%	120,841.88	0.00	0.00	N/A	04/01/29	--	28,350,000.00	28,350,000.00	09/01/24
11	30502804	RT	Omaha	NE	Actual/360	4.700%	103,569.97	33,869.05	0.00	N/A	05/01/29	--	25,590,384.48	25,556,515.43	09/01/24
12	30502007	OF	Lehi	UT	Actual/360	5.063%	104,444.63	47,033.98	0.00	N/A	04/06/29	--	23,956,259.75	23,909,225.77	09/06/24
13	30502783	Various New York		NY	Actual/360	4.500%	96,875.00	0.00	0.00	N/A	05/01/24	--	25,000,000.00	25,000,000.00	09/01/24
14A1	30502392	OF	Houston	TX	Actual/360	4.630%	79,738.89	0.00	0.00	N/A	04/06/29	--	20,000,000.00	20,000,000.00	09/06/24
15A	30502627	OF	Beverly Hills	CA	Actual/360	4.800%	69,233.33	0.00	0.00	N/A	06/06/29	--	16,750,000.00	16,750,000.00	09/06/24
16	30502647	MU	Portland	OR	Actual/360	4.460%	58,253.43	18,527.98	0.00	N/A	05/06/29	--	15,167,970.75	15,149,442.77	09/06/24
17	30502936	MF	Kingsville	TX	Actual/360	5.000%	54,352.31	19,460.66	0.00	N/A	05/01/29	--	12,623,762.53	12,604,301.87	04/01/24
18	30502914	OF	Lake Forest	CA	Actual/360	4.330%	46,486.42	15,592.90	0.00	N/A	06/06/29	--	12,467,489.88	12,451,896.98	09/06/24
19	30502095	RT	Coeur dAlene	ID	Actual/360	4.874%	47,971.34	17,113.81	0.00	N/A	02/06/29	--	11,429,759.93	11,412,646.12	09/06/24
20A1A	30502777	RT	Howell	NJ	Actual/360	5.100%	41,843.51	12,451.47	0.00	N/A	05/01/29	--	9,527,933.84	9,515,482.37	11/01/22
21	30502037	MH	Morgan Hill	CA	Actual/360	5.000%	38,416.48	13,923.63	0.00	N/A	03/06/29	--	8,922,536.24	8,908,612.61	09/06/24
22	30502013	RT	Miami Gardens	FL	Actual/360	5.232%	34,240.53	0.00	0.00	N/A	01/06/29	--	7,600,000.00	7,600,000.00	09/06/24
24	30502672	MU	Deerfield	IL	Actual/360	4.990%	27,836.62	7,017.07	0.00	N/A	05/06/29	--	6,478,236.09	6,471,219.02	09/06/24
25	30502036	MH	Fairview	OR	Actual/360	5.000%	24,428.94	8,854.00	0.00	N/A	03/06/29	--	5,673,818.03	5,664,964.03	09/06/24
28	30315749	MU	New York	NY	Actual/360	5.260%	16,998.77	0.00	0.00	N/A	01/01/24	01/01/25	3,752,949.00	3,752,949.00	09/01/24
29	30315757	MF	New York	NY	Actual/360	5.250%	14,183.92	0.00	0.00	N/A	01/01/24	01/01/25	3,137,457.69	3,137,457.69	09/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	30315760	MU	New York	NY	Actual/360	5.260%	12,281.73	0.00	0.00	N/A	01/01/24	01/01/25	2,711,531.52	2,711,531.52	09/01/24
32	30315761	MU	New York	NY	Actual/360	5.250%	9,572.17	0.00	0.00	N/A	01/01/24	01/01/25	2,117,346.80	2,117,346.80	09/01/24
33	30502035	MH	Willows	CA	Actual/360	5.250%	8,889.70	2,927.46	0.00	N/A	03/06/29	--	1,966,384.24	1,963,456.78	09/06/24
34	30315763	MU	New York	NY	Actual/360	5.250%	4,217.83	0.00	0.00	N/A	01/01/24	01/01/25	932,975.29	932,975.29	09/01/24
35	30315746	MU	New York	NY	Actual/360	5.250%	5,906.33	0.00	0.00	N/A	01/01/24	01/01/25	1,306,469.01	1,306,469.01	09/01/24
36	30315750	MF	Brooklyn	NY	Actual/360	5.250%	5,891.86	0.00	0.00	N/A	01/01/24	01/01/25	1,303,268.76	1,303,268.76	09/01/24
37	30315751	MU	New York	NY	Actual/360	5.250%	5,575.73	0.00	0.00	N/A	01/01/24	01/01/25	1,233,340.14	1,233,340.14	09/01/24
38	30315752	MF	Brooklyn	NY	Actual/360	5.250%	5,572.86	0.00	0.00	N/A	01/01/24	01/01/25	1,232,707.16	1,232,707.16	09/01/24
39	30315762	MF	New York	NY	Actual/360	5.250%	5,364.66	0.00	0.00	N/A	01/01/24	01/01/25	1,186,651.92	1,186,651.92	09/01/24
40	30315748	MU	New York	NY	Actual/360	5.260%	3,320.05	0.00	0.00	N/A	01/01/24	01/01/25	732,991.89	732,991.89	09/01/24
41	30315753	MF	New York	NY	Actual/360	5.260%	5,169.75	0.00	0.00	N/A	01/01/24	01/01/25	1,141,364.22	1,141,364.22	09/01/24
42	30315755	MF	Brooklyn	NY	Actual/360	5.250%	2,755.44	0.00	0.00	N/A	01/01/24	01/01/25	609,497.91	609,497.91	09/01/24
43	30315759	MF	New York	NY	Actual/360	5.250%	3,388.11	0.00	0.00	N/A	01/01/24	01/01/25	749,444.07	749,444.07	09/01/24
44A1	30315745	MF	Brooklyn	NY	Actual/360	5.250%	3,010.45	0.00	0.00	N/A	01/01/24	01/01/25	665,905.61	665,905.61	09/01/24
45	30315747	MF	Brooklyn	NY	Actual/360	5.260%	2,333.90	0.00	0.00	N/A	01/01/24	01/01/25	515,272.30	515,272.30	09/01/24
Totals							2,703,670.80	399,689.85	0.00				657,319,103.20	656,919,413.35
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	7,459,216.72	1,592,118.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	9,887,200.40	10,503,961.89	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	6,973,705.69	0.00	--	--	--	0.00	0.00	128,163.87	128,163.87	0.00	0.00
3A2	6,973,705.69	0.00	--	--	--	0.00	0.00	128,163.87	128,163.87	0.00	0.00
4A12A	55,728,669.00	13,937,311.90	01/01/24	03/31/24	--	0.00	0.00	168,357.98	168,357.98	0.00	0.00
5A1	11,530,892.34	12,000,847.33	07/01/23	06/30/24	--	0.00	0.00	219,652.56	219,652.56	0.00	0.00
5A5	11,530,892.34	12,000,847.33	07/01/23	06/30/24	--	0.00	0.00	54,913.14	54,913.14	0.00	0.00
6	15,731,909.74	16,161,205.04	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,360,609.04	824,265.80	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,866,754.82	987,085.66	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9A1	7,978,128.93	8,036,181.08	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,274,819.75	2,397,823.56	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,295,271.83	2,396,756.20	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,462,165.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	8,152,397.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A1	3,360,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A	659,683.92	1,261,398.12	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,318,442.22	1,229,091.12	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	563,135.63	365,029.47	01/01/24	06/30/24	01/09/24	0.00	0.00	73,624.37	368,930.30	0.00	0.00
18	1,537,972.10	1,493,865.61	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,317,775.72	1,357,428.97	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20A1A	2,256,546.62	501,528.09	01/01/24	03/31/24	05/09/24	3,868,697.20	369,721.09	817,746.79	817,746.79	0.00	0.00
21	1,380,457.64	1,449,474.69	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	739,067.61	1,113,878.68	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	612,584.66	0.00	--	--	--	0.00	0.00	0.00	0.00	102,929.82	0.00
25	875,347.02	967,805.01	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,449,743.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,508,869.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	1,494,759.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,001,527.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	318,969.71	332,338.68	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	474,238.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	618,181.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	616,948.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	593,585.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	571,887.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	506,376.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	383,534.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	517,311.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	368,390.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	263,563.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44A1	309,512.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	267,618.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	182,092,370.17	90,910,242.23				3,868,697.20	369,721.09	1,590,622.58	1,885,928.51	102,929.82	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/13/24	0	0.00	0	0.00	1	12,604,301.87	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.776572%	4.757447%	50
08/15/24	0	0.00	0	0.00	1	12,623,762.53	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.776594%	4.757470%	51
07/15/24	0	0.00	1	12,643,139.76	0	0.00	0	0.00	0	0.00	9	16,022,128.08	0	0.00	1	2,939,154.43	4.776616%	4.757494%	52
06/14/24	1	12,664,185.29	0	0.00	0	0.00	0	0.00	0	0.00	8	10,246,301.70	17	3,225,690.78	0	0.00	4.778791%	4.759697%	53
05/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.781124%	4.762060%	53
04/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.781165%	4.762102%	54
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.781200%	4.762139%	55
02/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.786168%	4.767122%	56
01/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	9,618,933.10	0	0.00	0	0.00	4.786200%	4.767154%	57
12/15/23	0	0.00	0	0.00	1	9,630,932.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.786232%	4.767187%	58
11/15/23	0	0.00	0	0.00	1	9,644,239.20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.786268%	4.767225%	59
10/16/23	0	0.00	0	0.00	1	9,656,127.69	0	0.00	0	0.00	0	0.00	0	0.00	1	505,879.44	4.786299%	4.767257%	60
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3A1	30316378	08/06/24	0	B	128,163.87	128,163.87	0.00	30,000,000.00
3A2	30316379	08/06/24	0	B	128,163.87	128,163.87	0.00	30,000,000.00
5A1	30502172	08/06/24	0	B	219,652.56	219,652.56	124,810.30	37,035,286.20	11/13/23	1
5A5	30502641	08/06/24	0	B	54,913.14	54,913.14	0.00	9,258,821.51	11/13/23	1
17	30502936	04/01/24	4	6	73,624.37	368,930.30	2,750.00	12,704,267.74	10/28/22	13
Totals					604,517.81	899,823.74	127,560.30	118,998,375.45
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		25,000,000	25,000,000	0		0
0 - 6 Months		23,329,173	23,329,173	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		608,590,240	595,985,938	12,604,302		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-24	656,919,413	644,315,111	0	0	12,604,302	0
Aug-24	657,319,103	644,695,341	0	0	12,623,763	0
Jul-24	657,717,124	645,073,985	0	12,643,140	0	0
Jun-24	661,089,354	648,425,169	12,664,185	0	0	0
May-24	664,694,181	638,308,287	0	0	26,385,894	0
Apr-24	665,079,038	665,079,038	0	0	0	0
Mar-24	665,429,830	665,429,830	0	0	0	0
Feb-24	671,344,240	671,344,240	0	0	0	0
Jan-24	671,691,807	671,691,807	0	0	0	0
Dec-23	672,037,911	662,406,978	0	0	9,630,932	0
Nov-23	672,415,250	662,771,011	0	0	9,644,239	0
Oct-23	672,758,307	663,102,180	0	0	9,656,128	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5A1	30502172	36,984,578.84	37,035,286.20	185,200,000.00	01/07/19	12,000,847.33	1.37000	03/31/24	04/06/29	294
5A5	30502641	9,246,144.67	9,258,821.51	185,200,000.00	01/07/19	12,000,847.33	1.37000	03/31/24	04/06/29	294
10	30502534	28,350,000.00	28,350,000.00	40,700,000.00	02/28/19	4,821,996.83	1.69000	06/30/24	04/01/29	I/O
13	30502783	25,000,000.00	25,000,000.00	201,300,000.00	--	8,152,397.96	1.54000	06/30/24	05/01/24	I/O
17	30502936	12,604,301.87	12,704,267.74	15,100,000.00	11/03/23	734,070.25	0.41000	06/30/24	05/01/29	295
20A1A	30502777	9,515,482.37	9,792,951.61	30,700,000.00	02/01/24	2,017,134.96	0.66000	03/31/24	05/01/29	296
28	30315749	3,752,949.00	3,752,949.00	31,100,000.00	08/15/18	1,449,743.92	2.35000	06/30/24	01/01/24	I/O
29	30315757	3,137,457.69	3,137,457.69	31,300,000.00	08/17/18	1,508,869.55	2.95000	06/30/24	01/01/24	I/O
30	30315760	2,711,531.52	2,711,531.52	32,300,000.00	08/15/18	1,494,759.23	3.05000	06/30/24	01/01/24	I/O
32	30315761	2,117,346.80	2,117,346.80	25,000,000.00	08/15/18	1,001,527.30	2.74000	06/30/24	01/01/24	I/O
34	30315763	932,975.29	932,975.29	14,200,000.00	08/16/18	474,238.14	1.69000	06/30/24	01/01/24	I/O
35	30315746	1,306,469.01	1,306,469.01	16,900,000.00	08/16/18	618,181.31	2.36000	06/30/24	01/01/24	I/O
36	30315750	1,303,268.76	1,303,268.76	12,000,000.00	08/15/18	616,948.10	2.76000	06/30/24	01/01/24	I/O
37	30315751	1,233,340.14	1,233,340.14	12,500,000.00	08/15/18	593,585.94	2.73000	06/30/24	01/01/24	I/O
38	30315752	1,232,707.16	1,232,707.16	13,300,000.00	08/15/18	571,887.00	2.69000	06/30/24	01/01/24	I/O
39	30315762	1,186,651.92	1,186,651.92	13,200,000.00	08/15/18	506,376.50	2.52000	06/30/24	01/01/24	I/O
40	30315748	732,991.89	732,991.89	10,800,000.00	08/17/18	383,534.48	1.93000	06/30/24	01/01/24	I/O
41	30315753	1,141,364.22	1,141,364.22	11,900,000.00	08/15/18	517,311.17	2.66000	06/30/24	01/01/24	I/O
42	30315755	609,497.91	609,497.91	10,500,000.00	08/15/18	368,390.87	2.17000	06/30/24	01/01/24	I/O
43	30315759	749,444.07	749,444.07	9,100,000.00	08/15/18	263,563.43	2.01000	06/30/24	01/01/24	I/O
44A1	30315745	665,905.61	665,905.61	6,200,000.00	08/16/18	309,512.34	2.75000	06/30/24	01/01/24	I/O
45	30315747	515,272.30	515,272.30	5,600,000.00	08/15/18	267,618.50	3.02000	06/30/24	01/01/24	I/O
Totals		145,029,681.04	145,470,500.35	914,100,000.00		50,673,342.44

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
5A1	30502172	OF	VA	11/13/23	1
	See CREFC Modification Template

5A5	30502641	Various	Various	11/13/23	1
	See CREFC Modification Template

10	30502534	OF	NC	06/06/24	98

9.4.2024: Midland expects to receive debtor''s proposal for restabilizing the asset prior to 9/12/2024. 8.2.2024: Debtor’s representative reached out on 8.2.2024 to confirm that receipt of their initial proposal outlining strategy to remedy imminent default, caused due to primary tenant Bank of America (BofA) going dark at lease end in September-2024, is forthcoming in coming days. All options are being explored by debtor, including sale, trying to stabilize/backfill BofA space either through new tenant, existing tenant expanding their footprint (perhaps bringing in student housing), potentially conversion of vacant space to self-storage or adaptive reuse as MF conversion of vacant space. Debtor''s consultant is working on a

	highest and best use recommendation to submit to debtor and to Midland. Loan transferred to Special Servicing on 6.6.2024, due to imminent maturity default.
13	30502783	Various	NY	05/03/24	98

9.9.2024 - The loan transferred to special servicing on 5/3/2024 for maturity default. The loan matured on 5/1/2024. The collateral consists of 19 multifamily and mixed-use properties comprised of 347 residential units and four commercial units located throughout the Upper East Side neighborhood of Manhattan in New York City. The properties were inspected in June 2024 and found to be in good condition. Pursuant to the July 2024 rent roll, the residential units were 97.7% occupied with monthly average i n-place rent charges of $3,075 per occupied unit and the commercial units were 100.0% occupied with annual average rent PSF of $105.58. Loan modification discussions are ongoing.

17	30502936	MF	TX	10/28/22	13

8/21/2024- Loan transferred to Special Servicing on 10-31-2022 due to Imminent Monetary Default. The property was suffering from lower occupancy due to declining enrollment at Texas A&M-Kingsville and higher than expected non-

controllable operating expenses. A receiver was appointed on 9/14/2023 to manage and stabilize the property. The receiver is currently focused on pre-leasing the property for the 2024/2025 school year. Pre-leasing percentages for the

2024/2025 school year are currently above last year’s pre-leasing levels. Student enrollment has increased nearly 8 percent in 2023 marking the first positive enrollment in 7 years. The property is restricted to only leasing to Junior and Senior

	level students and is highly dependent on student enrollment at the Texas A&M University Kingsville campus. The property is a 129-unit 3-story student housing complex.
20A1A	30502777	RT	NJ	09/10/20	1

Loan reinstated; Interest portion of debt service payment amount for Nov 2021-May 2022 paid. Interest portion for June 2022-Oct 2023 to be deferred and due on 05/01/2026. Principal Portion for Nov 2021-May 2026 to be deferred until Maturity.

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
28	30315749	MU	NY	01/04/24	8

Maturity Date amended to 01/01/2025, additional option for extension added with establishment of interest reserve as condition. Paydown of $200,000.00 to Loan required. Loan Reinstated and Default Interest conditionally waived.

29	30315757	MF	NY	01/04/24	8

Maturity Date amended to 01/01/2025, additional option for extension added with establishment of interest reserve as condition. Paydown of $100,000.00 to Loan required. Loan Reinstated and Default Interest conditionally waived.

30	30315760	MU	NY	01/04/24	8

Maturity Date amended to 01/01/2025, additional option for extension added with establishment of interest reserve as condition. Paydown of $1,000,000.00 to Loan required. Loan Reinstated and Default Interest conditionally waived.

32	30315761	MU	NY	01/04/24	8

Maturity Date amended to 01/01/2025, additional option for extension added with establishment of interest reserve as condition. Paydown of $450,000.00 to Loan required. Loan Reinstated and Default Interest conditionally waived.

34	30315763	MU	NY	01/04/24	9

Maturity Date amended to 01/01/2025, additional option for extension added with establishment of interest reserve as condition. Paydown of $2,450,000.00 to Loan required. Loan Reinstated and Default Interest for 1/1/2024-05/14/2024

	conditionally waived.

35	30315746	MU	NY	01/04/24	8

Maturity Date amended to 01/01/2025, additional option for extension added with establishment of interest reserve as condition. Paydown of $960,000.00 to Loan required. Loan Reinstated and Default Interest conditionally waived.

© 2021 Computershare. All rights reserved. Confidential.						Page 23 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
36	30315750	MF	NY	01/04/24	8

Maturity Date amended to 01/01/2025, additional option for extension added with establishment of interest reserve as condition. Paydown of $250,000.00 to Loan required. Loan Reinstated and Default Interest conditionally waived.

37	30315751	MU	NY	01/04/24	8

Maturity Date amended to 01/01/2025, additional option for extension added with establishment of interest reserve as condition. Paydown of $350,000.00 to Loan required. Loan Reinstated and Default Interest conditionally waived.

38	30315752	MF	NY	01/04/24	8

Maturity Date amended to 01/01/2025, additional option for extension added with establishment of interest reserve as condition. Paydown of $260,000.00 to Loan required. Loan Reinstated and Default Interest conditionally waived.

39	30315762	MF	NY	01/04/24	8

Maturity Date amended to 01/01/2025, additional option for extension added with establishment of interest reserve as condition. Paydown of $190,000.00 to Loan required. Loan Reinstated and Default Interest conditionally waived.

40	30315748	MU	NY	01/04/24	8

Maturity Date amended to 01/01/2025, additional option for extension added with establishment of interest reserve as condition. Paydown of $1,500,000.00 to Loan required. Loan Reinstated and Default Interest conditionally waived.

41	30315753	MF	NY	01/04/24	8

Maturity Date amended to 01/01/2025, additional option for extension added with establishment of interest reserve as condition. Paydown of $200,000 to Loan required. Loan Reinstated and Default Interest conditionally waived.

© 2021 Computershare. All rights reserved. Confidential.						Page 24 of 30

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
42	30315755	MF	NY	01/04/24	8

Maturity Date amended to 01/01/2025, additional option for extension added with establishment of interest reserve as condition. Paydown of $1,350,000.00 to Loan required. Loan Reinstated and Default Interest conditionally waived.

43	30315759	MF	NY	01/04/24	8

Maturity Date amended to 01/01/2025, additional option for extension added with establishment of interest reserve as condition. Paydown of $200,000.00 to Loan required. Loan Reinstated and Default Interest conditionally waived.

44A1	30315745	MF	NY	01/04/24	8

Maturity Date amended to 01/01/2025, additional option for extension added with establishment of interest reserve as condition. Paydown of $100,000.00 to Loan required. Loan Reinstated and Default Interest conditionally waived.

45	30315747	MF	NY	01/04/24	8

Maturity Date amended to 01/01/2025, additional option for extension added with establishment of interest reserve as condition. Paydown of $100,000.00 to Loan required. Loan Reinstated and Default Interest conditionally waived.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5A1	30502172	39,346,085.12	5.30000%	39,306,620.44	5.30000%	8	08/04/20	08/06/20	08/17/20
5A1	30502172	0.00	5.30000%	0.00	5.30000%	8	08/17/20	08/06/20	08/04/20
5A5	30502641	9,836,521.27	5.30000%	9,826,655.10	5.30000%	8	08/04/20	08/06/20	08/17/20
5A5	30502641	0.00	5.30000%	0.00	5.30000%	8	08/17/20	08/06/20	08/04/20
8	30501946	0.00	4.90000%	0.00	4.90000%	8	06/09/20	07/06/20	06/10/20
20A1A	30502777	0.00	5.10000%	0.00	5.10000%	8	10/31/23	10/31/23	12/12/23
28	30315749	0.00	5.26000%	0.00	5.26000%	9	05/14/24	01/01/24	06/12/24
29	30315757	0.00	5.25000%	0.00	5.25000%	9	05/14/24	01/01/24	06/11/24
30	30315760	0.00	5.26000%	0.00	5.26000%	9	05/14/24	01/01/24	06/11/24
31	30315756	0.00	5.26000%	0.00	5.26000%	9	05/14/24	01/01/24	06/06/24
32	30315761	0.00	5.25000%	0.00	5.25000%	9	05/14/24	01/01/24	06/05/24
34	30315763	0.00	5.25000%	0.00	5.25000%	9	05/14/24	01/01/24	06/06/24
35	30315746	0.00	5.25000%	0.00	5.25000%	9	05/14/24	01/01/24	06/11/24
36	30315750	0.00	5.25000%	0.00	5.25000%	9	05/14/24	01/01/24	06/11/24
37	30315751	0.00	5.25000%	0.00	5.25000%	9	05/14/24	01/01/24	06/06/24
38	30315752	0.00	5.25000%	0.00	5.25000%	9	05/14/24	01/01/24	06/06/24
39	30315762	0.00	5.25000%	0.00	5.25000%	9	05/14/24	01/01/24	06/12/24
40	30315748	0.00	5.26000%	0.00	5.26000%	9	05/14/24	01/01/24	06/12/24
41	30315753	0.00	5.26000%	0.00	5.26000%	9	05/14/24	01/01/24	06/12/24
42	30315755	0.00	5.25000%	0.00	5.25000%	9	05/14/24	01/01/24	06/10/24
43	30315759	0.00	5.25000%	0.00	5.25000%	9	05/14/24	01/01/24	06/11/24
44A1	30315745	0.00	5.25000%	0.00	5.25000%	9	05/14/24	01/01/24	06/04/24
45	30315747	0.00	5.26000%	0.00	5.26000%	9	05/14/24	01/01/24	06/10/24
Totals		49,182,606.39		49,133,275.54
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
31	30315756 07/15/24	2,939,256.49	31,900,000.00	21,965,698.11	19,026,533.57	21,965,688.00	2,939,154.43	102.06	0.00	0.00	102.06	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		2,939,256.49	31,900,000.00	21,965,698.11	19,026,533.57	21,965,688.00	2,939,154.43	102.06	0.00	0.00	102.06

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
31	30315756	07/15/24	0.00	0.00	102.06	0.00	0.00	102.06	0.00	0.00	102.06
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	102.06	0.00	0.00	102.06	0.00	0.00	102.06

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	40.76	0.00	0.00	0.00
5A1	0.00	0.00	7,972.87	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5A5	0.00	0.00	1,993.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	6,103.13	0.00	0.00	0.00	0.00	0.00	59.59	0.00	0.00	0.00
13	0.00	0.00	5,381.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	2,717.62	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20A1A	0.00	0.00	2,051.15	0.00	0.00	16,981.70	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	8.12	0.00	0.00	0.00
34	0.00	0.00	200.85	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.01	0.00	0.00	0.00
44A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.01	0.00	0.00	0.00
Total	0.00	0.00	26,420.78	0.00	0.00	16,981.70	0.00	0.00	108.49	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		43,510.97

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Supplemental Notes
None

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